Amounts Due from Related-Parties (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Summary of amounts due from related-parties
	December 31, 2019	December 31, 2018
C Media Limited (1)	$-	$4,731,841
Ya Tuo Ji International Consultancy (Beijing) Limited (2)	200,682	203,857

(1)	C Media Limited is controlled by Mr. Xuesong Song, the CEO and Chairman of the Company ("Mr. Song").

(2)	The spouse of Mr. Song has significant influence in Ya Tuo Ji. The loan is unsecured, interest-free and repayable on December 31, 2020. The original payment date was January 5, 2019.